COMMITMENTS AND CONTINGENCIES (Details Textuals 1) (APEX, Chief Executive Officer)	9 Months Ended
Sep. 30, 2012
APEX | Chief Executive Officer
Employment Agreement [Line Items]
Percent of net revenue	8.75%
Employment agreement, terms and conditions 1	Apex shall pay the CEO an amount equal to 8.75% of the amount, if any, by which the 2013 net revenues for the twelve month period ending July 31, 2013 (the "2013 Net Revenues") exceed the net revenues for the twelve month period ending July 31, 2011 (the 2011 Net Revenues").
Percent of net revenue	8.75%
Employment agreement, terms and conditions 1	Apex shall pay the CEO an amount equal to 8.75% of the amount, if any, by which the 2014 net revenues for the twelve month period ending July 31, 2014 (the "2014 Net Revenues") exceed the greater of: (i) the 2011 Net Revenues and (ii) the 2013 Net Revenues.
Percent of net revenue	8.75%
Employment agreement, terms and conditions 1	Apex shall pay the CEO an amount equal to 8.75% of the amount, if any, by which the 2015 net revenues for the twelve month period ending July 31, 2014 exceed the greatest of: (i) the 2011 Net Revenues, (ii) the 2013 Net Revenues and (iii) the 2014 Net Revenues.